BUILDERS FIXED INCOME FUND, INC.

              Supplement to the Statement of Additional Information
                              Dated April 30, 2001

                       Supplement dated September 19, 2001


THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND-BOARD OF DIRECTORS" ON PAGE 18:

NAME, ADDRESS AND DATE OF BIRTH       POSITION WITH THE FUND       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------       ----------------------       ----------------------------------------
Dennis F. Penkalski                   Director                     Retired (August, 2001-present); Former
N 25 W 23055 Paul Rd., Suite 1                                     Executive Secretary, Treasurer (1995 - 2001)
Pewaukee, WI 53072                                                 Milwaukee & Southern Wisconsin Regional
(9-29-42)                                                          Council of Carpenters